CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Stock [Member] Common Class A [Member] CNY (¥) shares	Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] CNY (¥) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Treasury Stock [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2018	¥ 5,594,548		¥ 74		¥ 156		¥ 2,742,893		¥ (221,932)	¥ 249,304		¥ 2,705,970		¥ 5,476,465		¥ 118,083
Balance (in shares) at Dec. 31, 2018 | shares			464,526,067	464,526,067	946,017,565	946,017,565
Net income (loss)	(373,591)											(313,977)		(313,977)		(59,614)
Share-based compensation	128,011						126,451							126,451		1,560
Exercise and vesting of share-based awards	6,080		¥ 2				6,078							6,080
Exercise and vesting of share-based awards,shares | shares			12,731,989	12,731,989
Other comprehensive income (loss)	88,010									88,469				88,469		(459)
Accretion of redeemable noncontrolling interests	(31,662)											(29,865)		(29,865)		(1,797)
Capital contribution from noncontrolling shareholders	4,933															4,933
Cancelation of treasury stock			¥ (7)				(221,925)		¥ 221,932
Cancellation of treasury stock, shares | shares			(45,273,040)	(45,273,040)
Dividends declared on share awards of consolidated subsidiaries	(1,301)											(1,301)		(1,301)
Disposal of subsidiaries	88,913											82,946		82,946		5,967
Dividend declared by the Company to Cheetah Mobile Inc. shareholders	(498,635)											(498,635)		(498,635)
Change in equity interest of a subsidiary	(10,759)						(4,155)					(200)		(4,355)		(6,404)
Balance at Dec. 31, 2019	4,994,547		¥ 69		¥ 156		2,649,342			337,773		1,944,938		4,932,278		62,269
Balance (in shares) at Dec. 31, 2019 | shares			431,985,016	431,985,016	946,017,565	946,017,565
Adoption of ASC 326	(40,874)											(40,874)		(40,874)
Cancellation of Class B ordinary shares | shares					(15)	(15)
Net income (loss)	411,157											416,732		416,732		(5,575)
Share-based compensation	80,974						63,173					17,293		80,466		508
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders,shares | shares			520,723	520,723	(520,723)	(520,723)
Exercise and vesting of share-based awards	14,113		¥ 9				14,104							14,113
Exercise and vesting of share-based awards,shares | shares			49,608,017	49,608,017
Other comprehensive income (loss)	(174,727)									(174,433)				(174,433)		(294)
Dividends declared on share awards of consolidated subsidiaries	(27,296)											(27,296)		(27,296)
Disposal of subsidiaries	(15,897)															(15,897)
Dividend declared by the Company to Cheetah Mobile Inc. shareholders	(1,453,605)											(1,453,605)		(1,453,605)
Balance at Dec. 31, 2020	3,788,392		¥ 78		¥ 156		2,726,619			163,340		857,188		3,747,381		41,011
Balance (in shares) at Dec. 31, 2020 | shares			482,113,756	482,113,756	945,496,827	945,496,827
Net income (loss)	(353,204)	$ (55,427)										(351,126)		(351,126)		(2,078)
Share-based compensation	6,248						6,248							6,248
Exercise and vesting of share-based awards, including subsidiaries' awards , shares | shares			5,120,766	5,120,766
Exercise and vesting of share-based awards, including subsidiaries' awards			¥ 1				(46,432)							(46,431)		46,431
Other comprehensive income (loss)	(75,536)	(11,853)								(75,078)				(75,078)		(458)
Dividends declared on share awards of consolidated subsidiaries	(2,994)											(1,107)		(1,107)		(1,887)
Disposal of subsidiaries	130											130		130
Change in equity interest of consolidated subsidiaries	(2,893)						(891)							(891)		(2,002)
Balance at Dec. 31, 2021	¥ 3,360,143	$ 527,279	¥ 79	$ 12	¥ 156	$ 25	¥ 2,685,544	$ 421,420		¥ 88,262	$ 13,850	¥ 505,085	$ 79,259	¥ 3,279,126	$ 514,566	¥ 81,017	$ 12,713
Balance (in shares) at Dec. 31, 2021 | shares			487,234,522	487,234,522	945,496,827	945,496,827